Litigation (Details)	3 Months Ended			3 Months Ended
	Jun. 30, 2014 CHF	Jun. 30, 2014 Minimum CHF	Jun. 30, 2014 Maximum CHF	Jun. 30, 2014 Tax and securities law matters CHF
Jun. 30, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Deutsche Zentral-Genossenschaftsbank AG, New York Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Deutsche Zentral-Genossenschaftsbank AG, New York Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Jun. 30, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Chicago action
Illinois state court
USD ($)

Jun. 30, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston - Indianapolis action
Indiana state court
USD ($)

Jun. 30, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Commerzbank AG, London Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Jun. 30, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Monoline insurer disputes
CIFG Assurance North America, Inc.
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
											Jun. 30, 2014 Credit Suisse AG Tax and securities law matters United States Department of Justice (DOJ) USD ($)	Dec. 31, 2013 Credit Suisse AG Tax and securities law matters US Securities and Exchange Commission (SEC) USD ($)
Jun. 30, 2014
Credit Suisse AG
Tax and securities law matters
US Department of Justice, the New York State Department of Financial Services, the Board of Governors of the US Federal Reserve System and the SEC
USD ($)
														Jun. 30, 2014 Credit Suisse AG Tax and securities law matters New York State Department of Financial Services USD ($)	Jun. 30, 2014 Credit Suisse AG Tax and securities law matters Board of Governors of the US Federal Reserve System USD ($)	Jun. 30, 2014 Credit Suisse AG Tax and securities law matters US Internal Revenue Service (IRS) USD ($)
Litigation provisions
Balance at beginning of period				892,000,000
Increases in litigation accruals				1,618,000,000
Range of possible losses that are not covered by existing provisions		0	1,000,000,000
Net litigation provisions recorded	1,807,000,000			1,598,000,000
Litigation disclosures
RMBS offerings by third party									1,900,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC									6.00%
Value of RMBS issued by third party underwritten by CSS LLC					111,000,000	138,000,000	38,000,000	224,000,000	121,000,000
Reduction in value of RMBS issued by third party underwritten by CSS LLC									27,000,000
Guaranteed payments on a credit default swap										396,000,000
Fines, judgments and settlements paid											2,000,000,000	196,000,000	2,815,000,000	715,000,000	100,000,000
of which disgorgement												82,000,000
of which prejudgment interest												64,000,000
of which civil money penalty												50,000,000
of which restitution																666,500,000
of which fines											$ 1,333,500,000